Shareholders' Deficit	6 Months Ended
Jun. 30, 2020
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' DEFICIT
NOTE 8:	SHAREHOLDERS’ DEFICIT

Share options outstanding and exercisable to employees and directors under the 2008 Plan as of June 30, 2020 and December 31, 2019 were as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life

Options outstanding as of December 31, 2019	153,882	$0.24	4.25

Options outstanding as of June 30, 2020	153,882	$0.24	3.75

Options exercisable as of June 30, 2020	153,882	$0.24	3.75

Share options outstanding and exercisable to employees and directors under the 2019 Plan as of June 30, 2020 and December 31, 2019, were as follows:

	As of June 30, 2020
	Number of options	Weighted average exercise price	Weighted average remaining contractual life

Options outstanding as of June 30, 2020	219,456	$2.62	9.06

Options exercisable as of June 30, 2020	187,478	$2.49	9.06

	As of December 31, 2019
	Number of options	Weighted average exercise price	Weighted average remaining contractual life

Granted	219,456	$2.62	10

Options outstanding as of December 31, 2019	219,456	$2.62	9.56

Options exercisable as of December 31, 2019	147,235	$2.26	9.56